Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2016-2019) (Parenthetical) (Detail) - Plan 2016-19 [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining life of plan		7 months
Average life of plan	7 months